Share Capital and Reserves (Schedule of Share Capital) (Details) - shares shares in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [abstract]
Authorised and in issue	53,808	53,720	53,694
Authorised and in issued as part of the spin-off from IC
Total Authorised and in issue	53,720	53,694
Issued for share plan	88	26